Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,773,744)	$ (30,763,863)	$ (37,685,163)	$ (17,106,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	442,643	539,411	726,666	655,267
Stock-based compensation	(148,267)	(303,784)	(194,004)	(2,120,111)
Deferred income taxes				(1,038,359)
Loss on disposal of property			25,053
Amortization of debt discount and other	2,015,542	10,447,435	10,877,730	12,231,501
Amortization of prepaid consulting fees			2,867,123
Loss (gain) on extinguishment of debt	38,215	(350,320)	(324,229)	(1,040,400)
Intangible asset impairment		154,182
Impairment loss on assets				2,331,554
Bad debt expense (recovery of bad debt provision)	177,115	(85,155)	162,392
Realized/unrealized gain on investments		10,284,002	9,939,290	(3,663,940)
Non-cash consulting expense				632,877
Provision for obsolete inventory (recovery of inventory provision)	(54,394)	1,012,433	1,788,999	635,137
Changes in operating assets and liabilities:
Accounts receivable	(397,891)	(22,413)	1,560,481	(163,599)
Short-term advance	(31,194)
Other receivable	(1,800,000)
Inventory	(500,165)	892,136	1,152,522	(2,579,581)
Other current assets	672,915	321,291	(97,073)	1,098,003
Property and equipment	(54,237)
Other assets	97,590	(137,112)		(459)
Accounts payable	56,458	669,048	808,008	(304,637)
Income taxes payable	71,860	(496,026)	385,013	(2,110,592)
Lease liability	1,578	35,008	25,224	(19,073)
Accrued and other liabilities	760,577	(1,042,211)	(1,043,420)	(2,663,745)
Net Cash Used in Operating Activities	(3,425,399)	(8,845,938)	(9,025,388)	(15,226,654)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property and equipment and other assets		(1,404,013)	(1,196,406)	(9,331,967)
Issuance of notes receivable		(216,885)	(313,592)	(579,790)
Purchase of marketable securities		(9,510,000)	(4,920,096)
Collection of notes receivable				5,000
Cash paid for asset purchase		(400,000)	(400,000)	(2,937,000)
Net Cash Used in Investing Activities		(11,530,898)	(6,830,094)	(12,843,757)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of promissory notes		10,922,329
Common stock received on litigation settlement		(1,046,254)
Retirement of loans		(3,374,416)
Proceeds from note payable	1,200,000		10,922,329	30,000,000
Repayments of borrowings under promissory notes			(4,611,342)	(100,000)
Refinance of notes payable			(3,270,000)
Payment in connection with litigation settlement			(1,043,645)
Repayment of convertible note payable			(78,636)
Proceeds from issuance of common stock				3,078,607
Net Cash Provided by Financing Activities	1,200,000	6,501,659	1,918,706	32,978,607
IMPACT OF CURRENCY RATE CHANGES ON CASH	(31,635)	(35,864)	(91,605)	(29,339)
Decrease in cash and cash equivalents	(2,257,034)	(13,911,041)	(14,028,381)	4,878,857
Cash and cash equivalents, beginning of period	2,994,885	17,023,266	17,023,266	12,144,409
Cash and cash equivalents, end of period	737,851	3,112,225	2,994,885	17,023,266
Supplemental cash flow information
Cash paid for interest	96,279	127,790	1,708,409	52,541
Cash paid for income taxes	$ 550		9,525	47,489
Supplemental disclosure of non-cash investing and financing activities:
Debt modification			10,363,126
Common stock issued to settle accrued interest payable			552,000
Common stock issued to settle management fees payable			700,000
Related party loan fees, consulting fees, and interest obligations settled with shares of common stock				8,900,000
Right-of-use assets obtained in exchange for operating lease liability				523,998
Investment origination fee collected in shares of investee stock				$ 500,000